CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 150	$ 2,502	$ 1,301
Restricted cash	0	0	0
Total cash, cash equivalents and restricted cash	$ 150	$ 2,502	$ 1,301